File No. 33-23512, 811-5629
                                                     Filed under Rule 497(e)
ING  VARIABLE  ANNUITIES
THE GCG TRUST


                             PROSPECTUS SUPPLEMENT

                             Dated August 13, 2001

                          Supplement to the Prospectus
                             dated May 1, 2001 for
                                 The GCG Trust


                           _________________________

You should keep this supplement with your Prospectus.

The following information replaces the second paragraph of the "More on the Portfolio Manager" section's discussion of investment personnel for the Fully Managed Series on page 17 in the "Description of the Portfolios" section of the prospectus.

The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

























ING  VARIABLE  ANNUITIES

sld                                                                     08/13/01

                                                     File No. 33-23512, 811-5629
                                                     Filed under Rule 497(e)
ING  VARIABLE  ANNUITIES
THE GCG TRUST


                             PROSPECTUS SUPPLEMENT

                             Dated August 13, 2001

                          Supplement to the Prospectus
                             dated May 1, 2001 for
                                 The GCG Trust


                           _________________________

You should keep this supplement with your Prospectus.

The following information replaces the second paragraph of the "More on the Portfolio Manager" section's discussion of investment personnel for the Fully Managed Series on page 9 in the "Description of the Portfolios" section of the prospectus.

The Portfolio is managed by an Investment Advisory Committee. Stephen W. Boesel, Committee Chair, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio's investment program. Mr. Boesel has been Chairman of the Committee since August 1, 2001. He has been managing investments since joining T. Rowe Price in 1973.

























ING  VARIABLE  ANNUITIES

reliastar                                                               08/13/01